Minimum Aggregate Rental Commitments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
2015	$ 194
2016	207
2017	212
2018	217
2019	222
All future years	1,489
Aggregate total	$ 2,541